intangible assets and goodwill	12 Months Ended
Dec. 31, 2025
intangible assets and goodwill
intangible assets and goodwill
18	intangible assets and goodwill

(a)Intangible assets and goodwill, net

							Intangible
							assets with
		Intangible assets subject to amortization					indefinite lives
		Customer contracts,		Access to						Total
		related customer		rights-of-way,	Assets			Total		intangible
		relationships and		crowdsource assets	under		Spectrum	intangible		assets and
(millions)	Note	subscriber base	Software	and other	construction	Total	licences	assets	Goodwill [1]	goodwill
AT COST
Balance as at January 1, 2024		$5,360	$7,915	$582	$530	$14,387	$12,250	$26,637	$10,422	$37,059
Additions		35	107	41	865	1,048	936	1,984	—	1,984
Additions arising from business acquisitions		191	31	5	—	227	—	227	339	566
Assets under construction put into service		—	921	—	(921)	—	—	—	—	—
Dispositions, retirements and other (including capitalized interest)	9	(3)	(331)	(32)	—	(366)	20	(346)	—	(346)
Net foreign exchange differences		159	6	26	—	191	—	191	167	358
Balance as at December 31, 2024		5,742	8,649	622	474	15,487	13,206	28,693	10,928	39,621
Additions		25	81	7	912	1,025	—	1,025	—	1,025
Additions arising from business acquisitions	(b)	286	102	2	—	390	—	390	414	804
Assets under construction put into service		19	850	—	(869)	—	—	—	—	—
Dispositions, retirements and other (including capitalized interest)	9	(83)	(282)	(33)	—	(398)	11	(387)	—	(387)
Net foreign exchange differences		(27)	(4)	(13)	—	(44)	—	(44)	(17)	(61)
Balance as at December 31, 2025		$5,962	$9,396	$585	$517	$16,460	$13,217	$29,677	$11,325	$41,002
ACCUMULATED AMORTIZATION
Balance as at January 1, 2024		$1,533	$5,136	$247	$—	$6,916	$—	$6,916	$364	$7,280
Amortization		473	959	91	—	1,523	—	1,523	—	1,523
Dispositions, retirements and other		1	(330)	(61)	—	(390)	—	(390)	—	(390)
Net foreign exchange differences		36	5	10	—	51	—	51	—	51
Balance as at December 31, 2024		2,043	5,770	287	—	8,100	—	8,100	364	8,464
Amortization		495	1,041	69	—	1,605	—	1,605	—	1,605
Impairment	(e)	—	—	—	—	—	—	—	500	500
Dispositions, retirements and other		(44)	(276)	(35)	—	(355)	—	(355)	—	(355)
Net foreign exchange differences		9	(2)	(8)	—	(1)	—	(1)	1	—
Balance as at December 31, 2025		$2,503	$6,533	$313	$—	$9,349	$—	$9,349	$865	$10,214
NET BOOK VALUE
Balance as at December 31, 2024		$3,699	$2,879	$335	$474	$7,387	$13,206	$20,593	$10,564	$31,157
Balance as at December 31, 2025		$3,459	$2,863	$272	$517	$7,111	$13,217	$20,328	$10,460	$30,788

1	Accumulated amortization of goodwill of $364 is amortization recorded before 2002 and an impairment of $500 recorded in the year ended December 31, 2025, as set out in (e) following.

As at December 31, 2025, our contractual commitments for intangible asset acquisitions totalled $70 million over a period ending December 31, 2027 (2024 – $37 million over a period ending December 31, 2026).

The Innovation, Science and Economic Development Canada 2026 auction of residual spectrum licences occurred during January 2026. We were the successful auction participant for 103 spectrum licences with a total purchase price of $318 million. Following the auction terms, 20% ($64 million) is to be paid to Innovation, Science and Economic Development Canada before its due date, February 20, 2026, and the remainder on or before March 20, 2026. We may not commercially use the licences until such time as Innovation, Science and Economic Development Canada determines that we qualify as a radio communications carrier and comply with the Canadian Ownership and Control rules.

(b)Business acquisitions

Workplace Options

On May 1, 2025, we acquired 100% of Workplace Options, a global organization that delivers employee and family assistance programs and well-being services. The investment was made with a view to growing our employee and family assistance programs business and is consolidated within our TELUS Health segment.

The primary factor that contributed to the recognition of goodwill was the earnings capacity of the acquired business in excess of the net tangible and intangible assets acquired (such excess arising from the low level of tangible assets relative to the earnings capacity of the business). The amount assigned to goodwill may be deductible for income tax purposes.

Individually immaterial transactions

During the year ended December 31, 2025, we acquired 100% ownership of businesses that were complementary to our existing lines of business. The primary factor that gave rise to the recognition of goodwill was the earnings capacity of the acquired businesses in excess of the net tangible and intangible assets acquired (such excess arising from the low level of tangible assets relative to the earnings capacity of the businesses). A portion of the amounts assigned to goodwill may be deductible for income tax purposes.

Acquisition-date fair values

Acquisition-date fair values assigned to the assets acquired and liabilities assumed are as follows:

		Individually
	Workplace	immaterial
(millions)	Options	transactions [1]	Total
Assets
Current assets
Cash	$3	$7	$10
Accounts receivable	32	35	67
Other	4	6	10
	39	48	87
Non-current assets
Property, plant and equipment
Owned assets	9	11	20
Right-of-use lease assets	19	14	33
Intangible assets subject to amortization [2]	330	60	390
Other	2	—	2
	360	85	445
Total identifiable assets acquired	399	133	532
Liabilities
Current liabilities
Accounts payable and accrued liabilities	46	28	74
Income and other taxes payable	10	1	11
Advance billings and customer deposits	23	—	23
Current maturities of long-term debt	96	25	121
	175	54	229
Non-current liabilities
Long-term debt	21	9	30
Deferred income taxes	27	12	39
	48	21	69
Total liabilities assumed	223	75	298
Net identifiable assets acquired	176	58	234
Goodwill	290	124	414
Net assets acquired	$466	$182	$648
Acquisition effected by way of:
Cash consideration [3]	$453	$88	$541
Provisions	13	64	77
Re-measured pre-acquisition interest at acquisition-date fair value [4]	—	11	11
Pre-existing relationship effectively settled	—	9	9
Bargain purchase gain	—	10	10
	$466	$182	$648

1

The purchase price allocation, primarily in respect of customer contracts, related customer relationships and deferred income taxes, had not been finalized as of the date of issuance of these consolidated financial statements. As is customary in a business acquisition transaction, until the time of acquisition of control, we did not have full access to the books and records of the acquired businesses. Upon having sufficient time to review the books and records of the acquired businesses, we expect to finalize our purchase price allocations.

2

Customer contracts and customer relationships (including those related to customer contracts) are generally expected to be amortized over a period of 10-15 years, and other intangible assets are expected to be amortized over a period of 5-15 years.

3

In respect of the Workplace Options acquisition, cash consideration effectively includes proceeds of $280 (US$200) arising from the issuance of preferred shares to a synergistic private equity investor (see Note 26(e)).

4	Re-measurement of previously held interest in associate did not result in the recognition of an acquisition-date gain.

Pro forma disclosures

The following pro forma supplemental information represents certain results of operations as if the business acquisitions noted above had been completed at the beginning of the 2025 fiscal year.

Year ended December 31, 2025 (millions except per share amounts)	As reported [1]	Pro forma [2]
Operating revenues and other income	$20,506	$20,713
Net income	$777	$745
Net income per Common Share
Basic	$0.73	$0.71
Diluted	$0.72	$0.70

1	Operating revenues and net income (loss) for the year ended December 31, 2025, include $132 and $(40), respectively, in respect of Workplace Options.
2	Pro forma amounts for the year ended December 31, 2025, reflect the acquired businesses. The results of the acquired businesses have been included in our Consolidated statements of income and other comprehensive income effective the dates of acquisition.

The pro forma supplemental information is based on estimates and assumptions that are believed to be reasonable. The pro forma supplemental information is not necessarily indicative of our consolidated financial results in future periods or the actual results that would have been realized had the business acquisitions been completed at the beginning of the period presented. The pro forma supplemental information includes incremental property, plant and equipment depreciation, intangible asset amortization, financing and other charges as a result of the acquisitions, net of the related tax effects.

(c)Business acquisitions – prior period

In 2024, we acquired businesses that were complementary to our existing lines of business. As at December 31, 2024, purchase price allocations had not been finalized. During the year ended December 31, 2025, the preliminary acquisition-date fair values for income and other taxes receivable decreased by $15 million and goodwill increased by $20 million, respectively; as required by IFRS Accounting Standards, comparative amounts have been adjusted to reflect the increase (decrease) effective the date of acquisition.

(d)Intangible assets with indefinite lives – spectrum licences

Our intangible assets with indefinite lives include spectrum licences granted by Innovation, Science and Economic Development Canada, which are used for the provision of both mobile and fixed wireless services. The spectrum licence policy terms indicate that the licences will likely be renewed. We expect our spectrum licences to be renewed every 20 years following a review of our compliance with licence terms. In addition to current usage, our licensed spectrum can be used for planned and new technologies. Based on our assessment of the combination of these significant factors, we currently consider our spectrum licences to have indefinite lives and, as referred to in Note 1(b), this represents a significant judgment for us.

(e)Impairment testing of intangible assets with indefinite lives and goodwill

General

As referred to in Note 1(f), we periodically test the carrying amounts of intangible assets with indefinite lives and goodwill for impairment and, as referred to in Note 1(b), this test represents a significant estimate and requires significant judgments to be made. As also referred to in Note 1(b), we embarked upon the modification of our internal and external reporting processes, systems and internal controls arising from the acquisition and ongoing integration of LifeWorks Inc. and, with effect from January 1, 2025, transitioned to a new segment reporting structure as referred to in Note 5; concurrent with the transition to a new segment reporting structure, there was necessarily a redetermination of our cash-generating units and such redetermination, reflected in the disclosed December 2025 annual test cash-generating units used for intangible assets with indefinite lives and goodwill for impairment testing, aligned with the new segment reporting structure. The December 2024 annual test reflected the historical cash-generating unit distinction.

The carrying amounts allocated to the cash-generating units’ intangible assets with indefinite lives and goodwill are as follows:

As at December 31 (millions)	2025	2024
Intangible assets with indefinite lives
TELUS technology solutions	$13,217	$13,206
Goodwill
TELUS technology solutions	7,024	7,628
TELUS health	935	—
TELUS digital experience	2,501	2,936
	10,460	10,564
	$23,677	$23,770

The estimates of the recoverable amounts of the cash-generating units’ assets have been calculated using the fair value less costs of disposal method and are categorized as Level 3 fair value measures. There is a material degree of uncertainty with respect to the estimates of the recoverable amounts of the cash-generating units’ assets, given the need to make key economic assumptions about the future.

To validate the results of our recoverable amounts calculations, we employ a market-comparable approach and an analytical review of industry facts and facts that are specific to us. The market-comparable approach uses current (at time of test) market consensus estimates and equity trading prices for U.S. and Canadian firms in the same industry. We also ensure that the combined valuation of our cash-generating units is reasonable based on our current (at time of test) market value.

Key assumptions

The fair value less costs of disposal calculation uses discounted cash flow projections that employ the following key assumptions: future cash flows and growth projections (including judgments about the allocation of future capital expenditures to support both mobile and fixed operations); associated economic risk assumptions and estimates of the likelihood of achieving key operating metrics and drivers; estimates of future generational infrastructure capital expenditures; and the future weighted average cost of capital. We consider a range of reasonably possible amounts for these key assumptions and select those that represent management’s best estimates of market amounts. We regularly update these key assumptions so that they reflect current (at time of test) economic conditions, updates of historical information used to develop the key assumptions, and changes (if any) in our debt ratings.

The key assumptions for cash flow projections are based upon our approved financial forecasts, which span a period of three years and are discounted, for December 2025 annual impairment test purposes, at a consolidated post-tax notional rate of 6.2% (2024 – 6.7%) for the TELUS technology solutions group cash-generating unit, 8.0% for the TELUS health cash-generating unit and 9.6% (2024 – 9.8%) for the TELUS digital experience cash-generating unit. These cash flow projections incorporate our established corporate targets with respect to operational net carbon neutrality, renewable energy, energy efficiency and waste reduction. For impairment testing valuations, cash flows subsequent to the three-year projection period are extrapolated, for December 2025 annual impairment test purposes, generally using perpetual growth rates of 1.95% (2024 – 1.99%) for the TELUS technology solutions group cash-generating unit, 2.5% for the TELUS health cash-generating unit and 2.5% (2024 – 3.0%) for the TELUS digital experience cash-generating unit; these growth rates do not exceed the long-term average growth rates observed in the markets in which we operate.

Test results – TELUS technology solutions cash-generating unit; TELUS health cash-generating unit

We do not believe that any reasonably possible changes in the key assumptions on which our calculation of the recoverable amounts of our TELUS technology solutions group cash-generating unit and TELUS health cash-generating unit are based would result in the carrying amounts of these cash-generating units (including the intangible assets with indefinite lives and goodwill allocated to the cash-generating units) exceeding their recoverable amounts.

If the future were to adversely differ from management’s best estimates for the key assumptions and associated cash flows were materially adversely affected, we could potentially experience future material impairment charges in respect of our intangible assets with indefinite lives and goodwill.

Test results – TELUS digital experience cash-generating unit

As at June 30, 2025, relevant events and circumstances were not consistent with those prevailing at the time of the December 2024 annual test, such that it was considered appropriate to test the carrying amount of the TELUS digital experience cash-generating unit goodwill at that date. During the six-month period ended June 30, 2025, the competitive environment in which the TELUS digital experience cash-generating unit operates continued to experience prolonged macroeconomic pressures affecting the level and timing of customer demand, with commensurate impacts on our key future growth and operating metric assumptions and estimates; the June 2025 test, using an estimated recoverable amount of $4.5 billion, resulted in a $0.5 billion goodwill impairment. Such recoverable amount was determined based on a fair value less costs of disposal method, using a discount rate of 10.1%, a perpetual growth rate of 2.5% and cash flow projections through the end of 2029.

We do not believe that any reasonably possible change in the key assumptions on which our calculation of the recoverable amount of our TELUS digital experience cash-generating unit is based would result in its carrying amount of this cash-generating unit (including the goodwill allocated to the cash-generating unit) exceeding its recoverable amount.

If the future were to adversely differ from management’s best estimates for the key assumptions and associated cash flows were materially adversely affected, we could potentially experience future material impairment charges in respect of our goodwill.